Note 10 - Equity: Overview (Details) - $ / shares	Mar. 31, 2015	Dec. 31, 2014
Details
Common Stock, Shares Authorized	877,500,000	877,500,000
Common Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000	10,000
Preferred Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Outstanding	83,508,130	83,496,530